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March 2, 2001

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re:    Old Westbury Funds, Inc. (the "Corporation")
       File Nos. 033-66528 and 811-07912
       Rule 497(j) Filing

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

Pursuant to Rule 497(j) under Securities Act of 1933, as amended, please accept this letter as certification that the statement of additional information does not differ from that contained in Post-Effective Amendment No. 15, Amendment No. 16 (the "Amendment") to the Corporation's Registration Statement on
Form N-1A. The Amendment was filed electronically on February 28, 2001.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (614) 470-8688.


Sincerely,

/s/ CURTIS BARNES

Curtis Barnes
Vice President - Registration
BISYS Fund Services


cc:    Mr. Michael Rosella, Esq.  Paul, Hastings, Janofsky & Walker